SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Net loss attributable to noncontrolling interest	$ 26	$ 8,929	$ 2,845	$ 32,016	$ 44,608	$ 66,197
Cash Equivalents, at Carrying Value					0	0
Shipping, Handling and Transportation Costs	$ 111,205	117,387	$ 508,204	420,820	$ 503,818	407,293
Effective Income Tax Rate Reconciliation, Percent	14.00%		14.00%		14.00%
Income Tax Holiday, Description	In accordance with the Investment Encouragement Law, Jerash Garments' export sales to overseas customers are entitled to a 100% income tax exemption for a period of 10 years commencing on the first day of production. This exemption has been extended for 5 years until December 31, 2018.				In accordance with the Investment Encouragement Law, Jerash Garments' export sales to overseas customers is entitled to a 100% income tax exemption for a period of 10 years commencing at the first day of production, and the exemption have been extended for 5 years until December 31, 2018.
Income Tax Holiday, Termination Date	December 31, 2018
Income Tax Holiday, Aggregate Dollar Amount	$ 342,254	$ 341,349	$ 1,675,086	$ 1,118,768	$ 1,536,474	$ 1,261,539
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.04	$ 0.04	$ 0.17	$ 0.13	$ 0.17	$ 0.14
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Advertising Expense					$ 598	$ 3,848
Jerash Garments [Member]
Effective Income Tax Rate Reconciliation, Percent					14.00%	14.00%
Customer Two [Member]
Concentration Risk, Percentage				87.00%
Supplier One [Member]
Concentration Risk, Percentage	62.00%		44.00%	83.00%	64.00%	77.00%
Supplier Two [Member]
Concentration Risk, Percentage	12.00%		9.00%		24.00%	23.00%
Supplier Three [Member]
Concentration Risk, Percentage			45.00%
Sales Revenue, Net [Member]
Concentration Risk, Percentage					79.00%	85.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage	72.00%	80.00%	81.00%	81.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage	12.00%		8.00%
Accounts Receivable [Member]
Concentration Risk, Percentage					94.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage			77.00%		94.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	10.00%		11.00%
Account Payable [Member]
Concentration Risk, Percentage					96.00%
Account Payable [Member] | Supplier One [Member]
Concentration Risk, Percentage					96.00%
JORDAN
Deposits	$ 5,355,745		$ 5,355,745		$ 3,404,508	$ 2,823,974
HONG KONG
Deposits	8,988,963		8,988,963		249,865
UNITED STATES
Cash, FDIC Insured Amount	$ 746		$ 746		$ 0